Equity - Additional Information (Detail) $ in Millions		11 Months Ended	12 Months Ended
	May 12, 2017 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Jul. 24, 2017 USD ($)
Class of Stock [Line Items]
Common Stock shares authorized, unlimited			Unlimited
Common stock shares, outstanding			53,815,631
Increase (decrease) in issued common shares		9,638,482
Common stock, voting rights		One vote for each share
Number of shares with expired lock-up period		7,605,315
Special voting Share, voting right			One vote per Trilogy LLC Class C Unit held
Special voting Share outstanding			1
Special voting Share issued			1
Special voting per share, dissolution right | $ / shares			$ 1.00
Warrants outstanding			13,402,685
Warrant exercise price | $ / shares			$ 11.50
Forfeiture date of common shares subject to forfeiture			Feb. 07, 2022
Common shares subject to forfeiture			1,675,336
Minimum closing price of common shares subject to forfeiture | $ / shares			$ 13.00
Dividend paid per common share | $ / shares	$ 0.02
Dividends payable, date to be Paid			May 12, 2017
Dividends payable, date Declared			Mar. 21, 2017
Dividends payable, date of Record			Apr. 28, 2017
Common Share issued through dividend reinvestment plan			17,416
Value of shares offered through base shelf prospectus and registration statement | $					$ 350.0
Trilogy LLC
Class of Stock [Line Items]
Equity ownership percentage by parent			64.50%
Increase in ownership percentage		11.40%
24 months Lock-Up Period
Class of Stock [Line Items]
Number of shares under lock-up agreements		5,585,927
12 Months Lock-Up Period
Class of Stock [Line Items]
Number of shares under lock-up agreements		5,585,927
Class C Units
Class of Stock [Line Items]
Increase (decrease) in issued common shares		(9,478,374)
Number of shares with expired lock-up period		22,004,964
Distribution in units	85,663
Common units outstanding			29,664,413
Increase to non-controlling interest | $		$ 6.7
Restricted stock granted to employees				192,130
Class C Units | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Vesting period				4 years
Class A Units
Class of Stock [Line Items]
Common units outstanding			157,682,319
Class B Units
Class of Stock [Line Items]
Increase (decrease) in issued common shares		9,638,482
Common units outstanding			53,815,631
Class C-1 Units
Class of Stock [Line Items]
Increase (decrease) in issued common shares		55,811
Class C-1 Units | 24 months Lock-Up Period
Class of Stock [Line Items]
Number of shares under lock-up agreements		8,637,273
Class C-2 Units
Class of Stock [Line Items]
Increase (decrease) in issued common shares		55,811
Class C-2 Units | 12 Months Lock-Up Period
Class of Stock [Line Items]
Number of shares under lock-up agreements		8,697,835